Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Financial Statement Presentation

Financial Statement Presentation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated in the consolidated financial statements.

On August 1, 2018, the Company completed its merger with CEC, whereby the Company was deemed the acquirer in the business combination for accounting purposes in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Therefore, Strayer Education, Inc. is considered Strategic Education’s predecessor, and its historical financial statements prior to the merger date are reflected in this Annual Report on Form 10-K as the historical financial statements of the Company. Accordingly, the financial results of the Company as of and for any periods ended prior to August 1, 2018 do not include the financial results of CEC and therefore are not directly comparable.

Certain amounts in the prior period financial statements have been reclassified to conform to the current period’s presentation. Specifically, costs incurred in connection with the Company’s merger with CEC were reclassified from general and administration expense to merger and integration costs, and adjustments to the value of contingent consideration related to the Company’s acquisition of The New York Code and Design Academy, Inc. (“NYCDA”) were reclassified from instruction and educational support expense to fair value adjustments and impairment of intangible assets within the consolidated statements of income for the year ended December 31, 2017. Effective during the first quarter of 2019, the Company made changes in its presentation of operating expenses and reclassified prior periods to conform to the current presentation. The Company determined that these changes aligned with its organizational structure and will improve comparability with several of its peer companies. There were no changes to total operating expenses or operating income as a result of these reclassifications. Below is a description of the nature of the costs included in the Company’s operating expense categories.

Instructional and support costs (“I&SC”) generally contain items of expense directly attributable to activities of the Company that support students and learners. This expense category includes salaries and benefits of faculty and academic administrators, as well as admissions and administrative personnel who support and serve student interests. Instructional and support costs also include course development costs and costs associated with delivering course content, including educational supplies, facilities, and all other physical plant and occupancy costs, with the exception of costs attributable to the corporate offices. Bad debt expense incurred on delinquent student account balances is also included in instructional and support costs.

General and administration (“G&A”) expenses include salaries and benefits of management and employees engaged in finance, human resources, legal, regulatory compliance, marketing and other corporate functions. Also included are the costs of advertising and production of marketing materials. General and administration expense also includes the facilities occupancy and other related costs attributable to such functions.

The following table presents the Company’s operating expenses as previously reported and as reclassified on its consolidated statements of income for the years ended (in thousands):

	New Classification
	December 31, 2017		December 31, 2018
Prior Classification	I&SC	G&A	I&SC	G&A
Instruction and educational support	$249,939	$—	$340,076	$—
Admissions advisory	19,004	—	31,466	—
Marketing	—	82,540	—	136,979
General and administration	—	46,792	—	57,056
Total reclassified costs and expenses(1)	$268,943	$129,332	$371,542	$194,035
(1)	This amount excludes the amortization of intangible assets, merger and integration costs, and fair value adjustments and impairment of intangible assets expense line items on the consolidated statements of income as those expense line items were not impacted by the operating expense reclassification.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist of cash maintained in mostly FDIC-insured bank accounts and cash invested in bank overnight deposits and money market mutual funds. The Company places its cash and temporary cash investments with various financial institutions. The Company considers all highly liquid instruments purchased with a maturity of three months or less at the date of purchase to be cash equivalents.

Concentration of Credit Risk	Concentration of Credit Risk Most cash and cash equivalent balances are in excess of the FDIC insurance limit. The Company has not experienced any losses on its cash and cash equivalents.
Restricted Cash

Restricted Cash

A significant portion of the Company’s revenues are funded by various federal and state government programs. The Company generally does not receive funds from these programs prior to the start of the corresponding academic term. The Company may be required to return certain funds for students who withdraw from the Universities during the academic term. The Company had approximately $5,000 and $304,000 of these unpaid obligations as of December 31, 2018 and 2019, respectively, which are recorded as restricted cash and included in other current assets in the consolidated balance sheets.

As part of commencing operations in Pennsylvania in 2003, the Company was required to maintain a “minimum protective endowment” of at least $0.5 million in an interest-bearing account as long as the Company operates its campuses in the state. The Company holds these funds in an interest-bearing account which is included in other assets.

The following table illustrates the reconciliation of cash, cash equivalents, and restricted cash shown in the consolidated statements of cash flows as of December 31, 2018 and 2019 (in thousands):

	As of December 31,
	2018	2019
Cash and cash equivalents	$311,732	$419,693
Restricted cash included in other current assets	5	304
Restricted cash included in other assets	500	500
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	$312,237	$420,497

Marketable Securities

Marketable Securities

Management determines the appropriate designation of marketable securities at the time of purchase and reevaluates such designation as of each balance sheet date. All of the Company’s marketable securities are designated as available-for-sale and consist of tax-exempt municipal securities, variable rate demand notes, and corporate debt securities.

Available-for-sale marketable securities are carried at fair value as determined by quoted market prices or other inputs either directly or indirectly observable in the marketplace for identical or similar assets, with unrealized gains and losses, net of tax, recognized as a component of accumulated other comprehensive income within shareholders’ equity. Management reviews the fair value of the portfolio at least quarterly, and evaluates individual securities with fair value below amortized cost at the balance sheet date for impairment. In order to determine whether impairment is other than temporary, management evaluates whether the Company intends to sell the impaired security and whether it is more likely than not that the Company will be required to sell the security before recovering its amortized cost basis.

If management intends to sell an impaired debt security, or it is more likely than not the Company will be required to sell the security prior to recovering its amortized cost basis, an other-than-temporary impairment is deemed to have occurred. The amount of an other-than-temporary impairment related to a credit loss, or securities that management intends to sell before recovery, is recognized in earnings. The amount of an other-than-temporary impairment on debt securities related to other factors is recorded consistent with changes in the fair value of all other available-for-sale securities as a component of accumulated other comprehensive income within shareholders’ equity.

The cost of securities sold is based on the specific identification method. Amortization of premiums, accretion of discounts, interest, dividend income and realized gains and losses are included in other income. The contractual maturity date of available-for-sale securities is based on the days remaining to the effective maturity. The Company classifies marketable securities as either current or non-current assets based on management’s intent with regard to usage of those funds, which is dependent upon the security’s maturity date and liquidity considerations based on current market conditions. If management intends to hold the securities for longer than one year as of the balance sheet date, they are classified as non-current.

Tuition Receivable and Allowance for Doubtful Accounts

Tuition Receivable and Allowance for Doubtful Accounts

The Company records tuition receivable and contract liabilities for its students upon the start of the academic term or program. Tuition receivables are not collateralized; however, credit risk is minimized as a result of the diverse nature of the Universities’ student bases and through the participation of the majority of the students in federally funded financial aid programs. An allowance for doubtful accounts is established primarily based upon historical collection rates by age of receivable, net of estimated recoveries. These collection rates incorporate historical performance based on a student’s current enrollment status and likelihood of future enrollment. The Company periodically assesses its methodologies for estimating bad debts in consideration of actual experience.

The Company’s tuition receivable and allowance for doubtful accounts were as follows as of December 31, 2018 and 2019 (in thousands):

	December 31,	December 31,
	2018	2019
Tuition receivable	$84,151	$82,454
Allowance for doubtful accounts	(28,457)	(30,931)
Tuition receivable, net	$55,694	$51,523

Approximately $1.1 million and $1.0 million of tuition receivable is included in other assets as of December 31, 2018 and 2019, respectively, because these amounts are expected to be collected after 12 months.

The following table illustrates changes in the Company’s allowance for doubtful accounts for each of the three years ended December 31, 2019 (in thousands):

	2017	2018	2019
Allowance for doubtful accounts, beginning of period	$10,201	$12,687	$28,457
Additions charged to expense	21,751	37,704	49,072
Additions from merger	—	6,601	2,207
Write-offs, net of recoveries	(19,265)	(28,535)	(48,805)
Allowance for doubtful accounts, end of period	$12,687	$28,457	$30,931

Property and Equipment

Property and Equipment

Property and equipment are stated at cost, less accumulated depreciation and amortization. In accordance with the Property, Plant, and Equipment Topic, ASC 360, the carrying values of the Company’s assets are re-evaluated when events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If it is determined that an impairment loss has occurred based on expected undiscounted future cash flows, then a loss is recognized using a fair value-based model. Through 2019, no such impairment loss had occurred. Depreciation and amortization of property and equipment is calculated using the straight-line method over the estimated useful lives ranging from three years to 40 years. Depreciation and amortization expense was $18.7 million, $31.4 million and $49.5 million for the years ended December 31, 2017, 2018, and 2019, respectively. Included in the 2018 and 2019 depreciation and amortization expense amount is $2.6 million and $6.3 million of depreciation expense, respectively, related to computer software acquired in the CEC merger, which is included in the amortization of intangible assets line on the consolidated statements of income.

Construction in progress includes costs of computer software developed for internal use, which is accounted for in accordance with the Internal-Use Software Topic, ASC 350-40. Computer software development costs that are incurred in the preliminary project stage are expensed as incurred. During the development stage, direct consulting costs, payroll, and payroll-related costs for employees that are directly associated with the project are capitalized and amortized over the estimated useful life of the software once placed into operation. Purchases of property and equipment and changes in accounts payable for each of the three years in the period ended December 31, 2019 in the consolidated statements of cash flows have been adjusted to exclude noncash purchases of property and equipment transactions during that period.

Leases

Leases

In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-02, Leases (Topic 842) (“ASU 2016-02”). ASU 2016-02 is intended to improve financial reporting of leasing transactions by requiring organizations that lease assets to recognize assets and liabilities for the rights and obligations created by leases with a term longer than 12 months. ASU 2016-02 also requires additional quantitative and qualitative disclosures surrounding the amount, timing, and uncertainty of cash flows arising from leases. During 2018 and 2019, the FASB issued additional ASUs amending certain aspects of ASU 2016-02. On January 1, 2019, the Company adopted the new accounting standard and all of the related amendments (“ASC 842”) using the modified retrospective method. The Company applied ASU 2016-02 to all leases that had commenced as of January 1, 2019. In addition, as permitted by ASU 2016-02, comparative information has not been restated and continues to be reported under the accounting standards in effect for those periods. The Company elected the package of practical expedients permitted under ASU 2016-02, which allowed the Company to not reassess prior conclusions regarding lease identification, lease classification, and initial direct costs under the new standard. As a result of adopting the new standard, the Company recognized a lease liability of $123 million and a right-of-use (“ROU”) lease asset of $107 million on January 1, 2019. The standard did not materially impact the Company’s consolidated statements of income and cash flows.

The Company determines if an arrangement is a lease at inception. Leases with an initial term longer than 12 months are included in right-of-use lease assets, lease liabilities, and lease liabilities, non-current on the Company’s consolidated balance sheets. The Company combines lease and non-lease components for all leases.

ROU lease assets represent the Company’s right to use an underlying asset for the lease term, and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU lease assets and lease liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. As the implicit interest rate for most of the Company’s leases cannot be readily determined, the Company uses its incremental borrowing rate based on information available at the commencement date in determining the present value of lease payments. Lease expense for lease payments is recognized on a straight-line basis over the lease term for operating leases.

Leases with an initial term of 12 months or less are not recorded on the balance sheet. The Company recognizes lease expense for these leases on a straight-line basis over the lease term. The Company subleases certain building space to third parties and sublease income is recognized on a straight-line basis over the lease term. See Note 8 for additional information.

Fair Value

Fair Value

The Fair Value Measurement Topic, ASC 820-10 (“ASC 820-10”), establishes a framework for measuring fair value, establishes a fair value hierarchy based upon the observability of inputs used to measure fair value, and expands disclosures about fair value measurements. Assets and liabilities are classified in their entirety within the fair value hierarchy based on the lowest level input that is significant to the fair value measurement. Under ASC 820-10, fair value of an investment is the price that would be received to sell an asset or to transfer a liability to an entity in an orderly transaction between market participants at the measurement date. The hierarchy gives the highest priority to assets and liabilities with readily available quoted prices in an active market and lowest priority to unobservable inputs, which require a higher degree of judgment when measuring fair value, as follows:

●	Level 1 assets or liabilities use quoted prices in active markets for identical assets or liabilities as of the measurement date;
●	Level 2 assets or liabilities use observable inputs, other than quoted market prices, that are either directly or indirectly observable in the marketplace for identical or similar assets and liabilities; and
●	Level 3 assets or liabilities use unobservable inputs that are supported by little or no market activity.

The Company’s assets and liabilities that are subject to fair value measurement are categorized in one of the three levels above. Fair values are based on the inputs available at the measurement dates, and may rely on certain assumptions that may affect the valuation of fair value for certain assets or liabilities.

Goodwill and Intangible Assets

Goodwill and Intangible Assets

Goodwill represents the excess of the purchase price of an acquired business over the amount assigned to the assets acquired and liabilities assumed in a business combination. Indefinite-lived intangible assets, which include trade names, are recorded at fair value on their acquisition date. An indefinite life was assigned to the trade names because they have the continued ability to generate cash flows indefinitely. Goodwill and the indefinite-lived intangible assets are assessed at least annually for impairment on the first day of the fourth quarter, or more frequently if events occur or circumstances change between annual tests that would more likely than not reduce the fair value of the respective reporting unit or indefinite-lived intangible asset below its carrying amount. The Company identifies its reporting units by assessing whether the components of its operating segments constitute businesses for which discrete financial information is available and management regularly reviews the operating results of those components.

The Company’s goodwill impairment test includes an option to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the Company concludes that it is more likely than not that the fair value of a reporting unit is less than its carrying amount based on the qualitative assessment, or that a qualitative assessment should not be performed for a reporting unit, the Company proceeds with performing a quantitative goodwill impairment test. In performing the quantitative goodwill impairment test, the Company compares the fair value of the reporting unit to the carrying value of its net assets. If the fair value of the reporting unit exceeds the carrying value of the net assets of the reporting unit, goodwill is not impaired and no further testing is required. If the carrying value of the net assets of the reporting unit exceeds the fair value of the reporting unit, an impairment loss is recognized to the extent the fair value of the reporting unit is less than the carrying value of the reporting unit’s net assets.

Finite-lived intangible assets that are acquired in business combinations are recorded at fair value on their acquisition dates and are amortized on a straight-line basis over the estimated useful life of the asset. Finite-lived intangible assets consist of student relationships.

The Company reviews its finite-lived intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If such assets are not recoverable, a potential impairment loss is recognized to the extent the carrying amount of the assets exceeds the fair value of the assets.

Authorized Stock

Authorized Stock

The Company has authorized 32,000,000 shares of common stock, par value $.01, of which 21,743,498 and 21,964,809 shares were issued and outstanding as of December 31, 2018 and 2019, respectively. The Company also has authorized 8,000,000 shares of preferred stock, none of which is issued or outstanding. Before any preferred stock may be issued in the future, the Board of Directors would need to establish the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and the terms or conditions of the redemption of the preferred stock.

The Board of Directors declared a quarterly cash dividend of $0.50 per common share in the first, second, and third quarters of 2019 and a quarterly cash dividend of $0.60 per common share in the fourth quarter of 2019. The Company paid these quarterly cash dividends in each of March, June, September and December of 2019.

Advertising Costs

Advertising Costs

The Company expenses advertising costs in the quarter incurred. Advertising costs were $66.8 million, $102.6 million and $149.8 million for the years ended December 31, 2017, 2018, and 2019, respectively, following the merger with CEC in August 2018, and are included within General and administration expense in our consolidated statements of income.

Stock-Based Compensation

Stock-Based Compensation

As required by the Stock Compensation Topic, ASC 718, the Company measures and recognizes compensation expense for all share-based payment awards made to employees and directors, including employee stock options, restricted stock, restricted stock units, performance stock units, and employee stock purchases related to the Company’s Employee Stock Purchase Plan, based on estimated fair values. The Company records compensation expense for all share-based payment awards ratably over the vesting period. For awards with graded vesting, the Company measures fair value and records compensation expense separately for each vesting tranche. Stock-based compensation expense recognized in the consolidated statements of income for each of the three years in the period ended December 31, 2019 is based on awards ultimately expected to vest and, therefore, has been adjusted for estimated forfeitures. The Company estimates forfeitures at the time of grant and revises the estimate, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The forfeiture rate used is based on historical experience. The Company also assesses the likelihood that performance criteria associated with performance-based awards will be met. If it is determined that it is more likely than not that performance criteria will not be achieved, the Company revises its estimate of the number of shares it believes will ultimately vest. Refer to Note 13 for additional information.

Net Income (Loss) Per Share

Net Income (Loss) Per Share

Basic earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding during the periods. Diluted earnings (loss) per share reflects the potential dilution that could occur assuming conversion or exercise of all dilutive unexercised stock options, restricted stock, and restricted stock units. The dilutive effect of stock awards was determined using the treasury stock method. Under the treasury stock method, all of the following are assumed to be used to repurchase shares of the Company’s common stock: (1) the proceeds received from the exercise of stock options, and (2) the amount of compensation cost associated with the stock awards for future service not yet recognized by the Company. Stock options are not included in the computation of diluted earnings (loss) per share when the stock option exercise price of an individual grant exceeds the average market price for the period.

Set forth below is a reconciliation of shares used to calculate basic and diluted earnings (loss) per share for each of the three years ended December 31, 2019 (in thousands):

	2017	2018	2019
Weighted average shares outstanding used to compute basic earnings per share	10,678	15,190	21,725
Incremental shares issuable upon the assumed exercise of stock options	39	—	54
Unvested restricted stock and restricted stock units	482	—	318
Shares used to compute diluted earnings (loss) per share	11,199	15,190	22,097

During the years ended December 31, 2018 and 2019, the Company had approximately 611,000 and 16,000 shares, respectively excluded from the diluted earnings (loss) per share calculation because the effect would have been antidilutive. During the year ended December 31, 2017, the Company had no issued and outstanding awards that were excluded from the calculation.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

Comprehensive income (loss) includes net income (loss) and all changes in the Company’s equity during a period from non-owner sources, which for the Company consists of unrealized gains and losses on available-for-sale marketable securities, net of tax. As of December 31, 2018 and 2019, the balance of accumulated other comprehensive income was $32,000, net of tax of $10,000 and $233,000, net of tax of $90,000, respectively. There were no reclassifications out of accumulated other comprehensive income to net income (loss) for the years ended December 31, 2018 and 2019. There were no changes in equity from non-owner sources for the year ended December 31, 2017.

Income Taxes

Income Taxes

The Company provides for deferred income taxes based on temporary differences between financial statement and income tax bases of assets and liabilities using enacted tax rates in effect in the year in which the differences are expected to reverse. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount that more likely than not will be realized.

The Income Taxes Topic, ASC 740, requires the company to determine whether uncertain tax positions should be recognized within the Company’s financial statements. The Company recognizes interest and penalties, if any, related to uncertain tax positions in income tax expense. Uncertain tax positions are recognized when a tax position, based solely on its technical merits, is determined more likely than not to be sustained upon examination. Upon determination, uncertain tax positions are measured to determine the amount of benefit that is greater than 50% likely to be realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information. A tax position is derecognized if it no longer meets the more likely than not threshold of being sustained.

The tax years since 2016 remain open for federal tax examination and the tax years since 2015 remain open to examination by state and local taxing jurisdictions in which the Company is subject.

Other Investments

Other Investments

The Company holds investments in limited partnerships that invest in innovative companies in the health care and education-related technology fields. The Company accounts for the investments in limited partnerships under the equity method. The Company’s pro-rata share in the net income of the limited partnerships is included in Other income in our consolidated statements of income. The Company accounts for the investments made through its venture fund, SEI Ventures, at cost less impairment as these investments do not have readily determinable fair value.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of expenses during the period reported. The most significant management estimates include allowances for doubtful accounts, useful lives of property and equipment and intangible assets, incremental borrowing rates, potential sublease income and vacancy periods, accrued expenses, forfeiture rates and the likelihood of achieving performance criteria for stock-based awards, value of free courses earned by students that will be redeemed in the future, valuation of goodwill and intangible assets, and the provision for income taxes. Actual results could differ from those estimates.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In June 2018, the FASB issued ASU No. 2018-07, Compensation – Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting (“ASU 2018-07”), which simplifies the accounting for share-based payments granted to nonemployees for goods and services. ASU 2018-07 aligns guidance on share-based payments to nonemployees with the requirements for share-based payments granted to employees, including determination of the measurement date and accounting for performance conditions and for share-based payments after vesting. The Company adopted this guidance as of January 1, 2019 with no material impact on its consolidated financial statements

Recently Issues Accounting Standards Not Yet Adopted

Recently Issued Accounting Standards Not Yet Adopted

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). The new guidance revises the accounting requirements related to the measurement of credit losses and will require organizations to measure all expected credit losses for financial assets based on historical experience, current conditions, and reasonable and supportable forecasts about collectibility. Assets must be presented in the financial statements at the net amount expected to be collected. During 2019, the FASB issued additional ASUs amending certain aspects of ASU 2016-13. The guidance will be effective for the Company’s annual and interim reporting periods beginning January 1, 2020, with early adoption permitted. The Company is evaluating this standard and believes that adoption will not significantly impact its financial condition or results of operations.

Other ASUs issued by the FASB but not yet effective are not expected to have a material effect on the Company’s consolidated financial statements.